Commitments and Contingencies (Details) - USD ($)		1 Months Ended		12 Months Ended
	Oct. 01, 2014	Feb. 28, 2018	Oct. 27, 2016	Dec. 31, 2017
Commitments and Contingencies (Textual)
Milestone payments in connection with WARF License Agreement				$ 55,000
Common stock shares issued		250,000
WARF License Agreement [Member]
Commitments and Contingencies (Textual)
Milestone payments in connection with WARF License Agreement	$ 110,000			55,000
Estimated fair value of intangible asset				120,000
Cummulative financing triggers payment				3,000,000
Minimum royalties for the year 2019				50,000
Minimum royalties for the year 2020				100,000
Royalties per year beginning from 2021				$ 150,000
Expiry date				Dec. 31, 2030
Cost incurred maintaining licensed patents				$ 65,000
Cummulative financing triggers payment				5,000,000
Mayo Agreement [Member]
Commitments and Contingencies (Textual)
Value of share issued as royalty upon the achievement of milestone			$ 300
Milestone amount recorded for intellectual property			$ 91,709
Milestone payments paid				$ 91,709
Percentage of unpaid accrued interest			2.00%
Expiry date				May 25, 2037
NeuroOne, Inc. [Member]
Commitments and Contingencies (Textual)
Common stock shares issued				859,976
Additional amount of intangible assets				$ 53,115
Accrued expense				$ 120,000